NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 30, 2021
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		$ 709,521	$ 340,140	$ 3,293,565	$ 1,198,820	$ 1,162,863	$ 1,589,800
Retained Earnings (Accumulated Deficit)		$ 8,019,784		$ 8,019,784		$ 4,692,009	$ 3,560,200
Equity Method Investment, Ownership Percentage	100.00%							100.00%
Stockholders' Equity, Reverse Stock Split						On August 13, 2020, we effected a 555-to-1 reverse split of our common stock. As a result of the reverse split, every 555 pre-split shares of the Company’s common stock outstanding on the effective date of the reverse split were automatically combined into one new share of common stock without any action on the part of the holders, and the number of outstanding shares of common stock was reduced from approximately 99,065,205 to approximately 179,444 (subject to the rounding up of fractional shares). All historical share balances and share price-related data in this annual report have been adjusted based on the 555-to-1 reverse split ratio
Bubblr Holdings [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	127,811,328
[custom:CommonStockReceivedInShareExchange]	127,811,328